DWS Small Cap Core Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		9.62%
S&P SmallCap 600® Index (reflects no deduction for fees,expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.31%	9.64%	9.81%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.56%)	7.91%		8.90%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.58%)	6.44%		7.56%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.30%)	8.19%		9.36%
Performance Inception Date	Jun. 25, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	8.63%		9.16%
Performance Inception Date	Jun. 25, 2001
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	9.86%	10.17%
Performance Inception Date	Jun. 01, 2016
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.55%
Class R6 | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.80%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.02%	9.79%	10.12%
Performance Inception Date	Jun. 01, 2016
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.99%	9.76%		10.26%
Performance Inception Date	Jul. 14, 2000